Schedule of Subject to Possible Redemption (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds							$ 69,000,000
Proceeds allocated to Public Rights							(100)
Redemption of public shares						(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)						3,332,552	3,130,199
Ordinary shares subject to possible redemption		$ 15,240,284		$ 15,240,284	$ 74,062,199	74,062,199
Ordinary shares subject to possible redemption						15,240,284	74,062,199
Alpha Time Acquisition Corp [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Plus: Accretion of carrying value to redemption value	$ 50,000		$ 165,000	104,979	330,000	550,000	8,427,382
Redemption of public shares					(23,302,146)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)				464,060	$ 1,463,005
Ordinary shares subject to possible redemption		15,240,284		15,240,284
Ordinary shares subject to possible redemption	15,809,323			15,809,323		15,240,284
Common Stock Subject to Mandatory Redemption [Member] | Alpha Time Acquisition Corp [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds							69,000,000
Proceeds allocated to Public Rights							(621,000)
Proceeds allocated to Public Warrants							(1,104,000)
Allocation of offering costs related to redeemable shares							(4,770,382)
Plus: Accretion of carrying value to redemption value							7,737,382
Redemption of public shares						(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)	212,689	356,350				3,332,552	3,820,199
Ordinary shares subject to possible redemption	15,596,634	15,240,284		15,240,284			$ 74,062,199
Ordinary shares subject to possible redemption	$ 15,809,323	$ 15,596,634		$ 15,809,323		$ 15,240,284